Current Equity Investments - Summary of Current Equity Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	£ 0
Exchange adjustments	2	£ (15)
At 31 December	4,087	0
Current [Member] | Investments measured at FVTPL 2022 [Member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	0
Exchange adjustments	2
Additions	3,852
Net fair value movements through profit or loss	233
At 31 December	£ 4,087	£ 0